Earnings per share: (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended													9 Months Ended		12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net Loss from continuing operations		$ (2,831)		$ (6,047)											$ (3,941)	$ (27,971)	$ (33,116)	$ (26,684)	$ (14,647)
Loss from discontinued operations			$ (825)	(3,994)	$ (447)	$ (135)	$ (1,252)	$ (1,548)	$ (1,279)	$ (2,070)	$ (4,650)	$ (1,548)	$ (995)	$ (1,013)			(5,401)	(6,149)	(8,206)
Net loss		$ (2,841)	$ (5,939)	$ (10,041)	$ (12,705)	$ (9,831)	$ (12,518)	$ (3,368)	$ (8,724)	$ (8,224)	$ (10,051)	$ 365	$ (7,996)	$ (5,171)	$ (4,022)	$ (32,578)	$ (38,517)	$ (32,834)	$ (22,853)
Denominator for basic earnings per share-weighted average shares																	184,482	168,061	146,996
Effect of dilutive securities: stock options and warrants outstanding	[1]																0	0	0
Denominator for diluted earnings per share-weighted average shares adjusted for dilutive securities																	184,482	168,061	146,996
Net loss per common share from continuing operations basic and diluted		$ (0.26)		$ (0.80)											$ (0.43)	$ (3.85)	$ (0.18)	$ (0.16)	$ (0.10)
Discontinued operations basic and diluted		0	$ 0	(0.53)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)	(0.01)	(0.63)	(0.03)	(0.04)	(0.05)
Loss per common share-basic and diluted		$ (0.26)		$ (1.33)											$ (0.44)	$ (4.48)	$ (0.21)	$ (0.20)	$ (0.15)

[1]	Please refer "Earnings per share (Details 1)